Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	HAGERTY, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001840776
Amendment Flag	false